SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2026
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
2026
Value of one ordinary share	$69.5
Dividend yield	0%
Expected volatility	87%
Risk-free interest rate	4.08%
Expected term	6.25 years